UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to :

Date of Report (Date of earliest event reported)

Name of securitizer

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2):

Central Index Key Number of depositor:	0001791850

Diversified ABS II LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	0001795595

Central Index Key Number of underwriter (if applicable):	Not applicable.

Benjamin M. Sullivan, (304) 353-5012

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence report Obtained by the Issuer.

Attached as Exhibit 99.1 hereto is a Confirmation of 100 Well Sample, dated October 25, 2019, of Spillman Thomas & Battle, PLLC (“STB”), which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by STB pertaining to the Class A notes to potentially be issued by Diversified ABS II LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DIVERSIFIED PRODUCTION LLC

By:	/s/ Benjamin M. Sullivan
Name:	Benjamin M. Sullivan
Title:	Executive Vice President and General Counsel

Date: December 10, 2019